Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies.
Schedule of future minimum lease payments under non-cancelable operating lease agreements

Years Ended December 31,	RMB
2019	68,386,523
2020	49,244,519
2021	31,395,625
2022	5,336,058
2023 and after	481,016
Total	154,843,741